Stock-based Compensation (Notes)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

On September 2, 2016, the shareholders of the Company approved the Johnson Controls International plc 2012 Share and Incentive Plan (the "Plan"). The original effective date of this Plan was October 1, 2012. The Plan was amended and restated as of November 17, 2014 and was amended and restated again in connection with the Merger that was consummated on September 2, 2016 (the "Amendment Effective Date"). The amendment and restatement is intended to reflect the assumption into this Plan of the remaining share reserves under the Johnson Controls, Inc. 2012 Omnibus Incentive Plan and the Johnson Controls, Inc. 2003 Stock Plan for Outside Directors (the "Legacy Johnson Controls Plans") as of the Amendment Effective Date. Following the Amendment Effective Date, no further awards may be made under the Legacy Johnson Controls Plans. The types of awards authorized by the Plan comprise of stock options, stock appreciation rights, performance shares, performance units and other stock-based awards. The Compensation Committee of the Company's Board of Directors will determine the types of awards to be granted to individual participants and the terms and conditions of the awards. The Plan provides that 76 million shares of the Company's common stock are reserved for issuance under the 2012 Plan, and 46 million shares remain available for issuance at September 30, 2016.

Pursuant to the Merger Agreement, outstanding stock options held by Tyco employees on September 2, 2016 (the "Merger Date") were converted into options to acquire the Company's shares using a 0.955-for-one share consolidation ratio in a manner designed to preserve the intrinsic value of such awards. In addition, pursuant to the Merger Agreement, nonvested restricted stock held by Tyco employees on the Merger Date were converted into nonvested restricted stock of the Company using the 0.955-for-one share consolidation ratio in a manner designed to preserve the intrinsic value of such awards. Outstanding performance share awards held by Tyco employees on the Merger Date were converted to nonvested restricted stock of the Company at the target performance level, and adjusted to reflect the 0.955-for-one consolidation ratio. Except for the conversion of stock options, nonvested restricted stock and performance share awards discussed herein, the material terms of the awards remained unchanged. The modifications made to the awards upon the Merger Date constituted modifications under the authoritative guidance for accounting for stock compensation. This guidance requires the Company to revalue the awards upon the Merger close and allocate the revised fair value between purchase consideration and continuing expense based on the ratio of service performed through the Merger Date over the total service period of the awards. The revised fair value allocated to post-merger services resulted in incremental expense which is recognized over the remaining service period of the awards. The portion of Tyco awards earned as of the Merger Date included as purchase consideration was $224 million. The total value of Tyco awards not earned as of the Merger Date was $101 million, which will be expensed over the remaining future vesting period. Of this amount, $10 million was recorded in selling, general and administrative expenses and $23 million was recorded in restructuring and impairment costs in the consolidated statement of income for the fiscal year ended September 30, 2016 as a result of change-in-control provisions for current and former employees. Refer to Note 2, “Merger Transaction,” of the notes to consolidated financial statements for further information regarding the Merger.

Pursuant to the Merger Agreement, outstanding stock options held by JCI Inc. employees on the Merger Date were converted one-for-one into options to acquire the Company's shares in a manner designed to preserve the intrinsic value of such awards. In addition, pursuant to the Merger Agreement, nonvested restricted stock held by JCI Inc. employees on the Merger Date was converted one-for-one into nonvested restricted stock of the Company in a manner designed to preserve the intrinsic value of such awards. Outstanding performance share awards held by JCI Inc. employees on the Merger Date were converted to nonvested restricted stock of the Company based on certain performance factors. Except for the conversion of stock options, nonvested restricted stock and performance share awards discussed herein, the material terms of the awards remained unchanged, and no incremental fair value resulted from the conversion. References to the Company’s stock throughout Note 12 refer to stock of JCI Inc. prior to the Merger Date and to stock of the Company subsequent to the Merger Date.

The Company has four share-based compensation plans, which are described below. For the fiscal year ended September 30, 2016, compensation cost charged against income for continuing operations, excluding the offsetting impact of outstanding equity swaps, for those plans was approximately $160 million, of which $121 million was recorded in selling, general and administrative expenses and $39 million was recorded in restructuring and impairment costs. For the fiscal years ended September 30, 2015 and 2014, compensation cost charged against income for continuing operations, excluding the offsetting impact of outstanding equity swaps, for those plans was approximately $69 million and $67 million, respectively, all of which was recorded in selling, general and administrative expenses. The income tax benefit recognized for continuing operations in the consolidated statements of income for share-based compensation arrangements was approximately $56 million, $28 million and $26 million for the fiscal years ended September 30, 2016, 2015 and 2014, respectively. The Company applies a non-substantive vesting period approach whereby expense is accelerated for those employees that receive awards and are eligible to retire prior to the award vesting.

Stock Options

Stock options are granted with an exercise price equal to the market price of the Company’s stock at the date of grant. Stock option awards typically vest between two and three years after the grant date and expire ten years from the grant date.

The fair value of each option is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods during the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	Year Ended September 30,
	2016	2015	2014
Expected life of option (years)	6.4	6.6	6.7
Risk-free interest rate	1.64% - 1.70%	1.61% - 1.93%	1.92%
Expected volatility of the Company’s stock	36.00%	36.00%	36.00%
Expected dividend yield on the Company’s stock	2.11%	2.02%	2.17%

A summary of stock option activity at September 30, 2016, and changes for the year then ended, is presented below:

	Weighted Average Option Price	Shares Subject to Option	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2015	$31.17	13,039,240
Granted	43.83	961,705
Acquired Tyco awards	31.37	10,895,381
Exercised	27.93	(2,393,703)
Forfeited or expired	42.90	(170,390)
Outstanding, September 30, 2016	$32.07	22,332,233	5.3	$327
Exercisable, September 30, 2016	$28.30	15,745,714	4.4	$288

The weighted-average grant-date fair value of options granted during the fiscal years ended September 30, 2016, 2015 and 2014 was $13.14, $15.51 and $14.70, respectively.

The total intrinsic value of options exercised during the fiscal years ended September 30, 2016, 2015 and 2014 was approximately $39 million, $227 million and $135 million, respectively.

In conjunction with the exercise of stock options granted, the Company received cash payments for the fiscal years ended September 30, 2016, 2015 and 2014 of approximately $70 million, $275 million and $186 million, respectively.

The Company has elected to utilize the alternative transition method for calculating the tax effects of stock-based compensation. The alternative transition method includes computational guidance to establish the beginning balance of the additional paid-in capital pool ("APIC Pool") related to the tax effects of employee stock-based compensation, and a simplified method to determine the subsequent impact on the APIC Pool for employee stock-based compensation awards that are vested and outstanding upon adoption of ASC 718, "Compensation - Stock Compensation." The tax benefit from the exercise of stock options, which is recorded in capital in excess of par value, was $11 million, $59 million and $34 million for the fiscal years ended September 30, 2016, 2015 and 2014, respectively. The Company does not settle stock options granted under share-based payment arrangements for cash.

At September 30, 2016, the Company had approximately $25 million of total unrecognized compensation cost related to nonvested stock options granted for continuing operations. That cost is expected to be recognized over a weighted-average period of 1.2 years.

Stock Appreciation Rights (SARs)

SARs vest under the same terms and conditions as stock option awards; however, they are settled in cash for the difference between the market price on the date of exercise and the exercise price. As a result, SARs are recorded in the Company’s consolidated statements of financial position as a liability until the date of exercise.

The fair value of each SAR award is estimated using a similar method described for stock options. The fair value of each SAR award is recalculated at the end of each reporting period and the liability and expense are adjusted based on the new fair value.

The assumptions used to determine the fair value of the SAR awards at September 30, 2016 were as follows:

Expected life of SAR (years)	0.5 - 4.2
Risk-free interest rate	0.45% - 1.04%
Expected volatility of the Company’s stock	36.00%
Expected dividend yield on the Company’s stock	2.11%

A summary of SAR activity at September 30, 2016, and changes for the year then ended, is presented below:

	Weighted Average SAR Price	Shares Subject to SAR	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2015	$29.53	1,740,100
Granted	43.86	54,749
Exercised	27.41	(494,480)
Forfeited or expired	36.33	(99,204)
Outstanding, September 30, 2016	$30.49	1,201,165	4.6	$19
Exercisable, September 30, 2016	$29.23	1,114,543	4.3	$19

In conjunction with the exercise of SARs granted, the Company made payments of $8 million, $19 million and $21 million during the fiscal years ended September 30, 2016, 2015 and 2014, respectively.

Restricted (Nonvested) Stock

The Plan provides for the award of restricted stock or restricted stock units to certain employees. These awards are typically share settled unless the employee is a non-U.S. employee or elects to defer settlement until retirement at which point the award would be settled in cash. Restricted awards typically vest after three years from the grant date. The Plan allows for different vesting terms on specific grants with approval by the Board of Directors.

A summary of the status of the Company’s nonvested restricted stock awards at September 30, 2016, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to Restriction
Nonvested, September 30, 2015	$45.75	2,370,155
Granted	45.49	4,052,020
Acquired Tyco awards	47.74	2,916,471
Converted performance share awards *	49.20	1,108,036
Vested	34.45	(527,017)
Forfeited	45.83	(353,621)
Nonvested, September 30, 2016	$47.27	9,566,044

* As of the Amendment Effective Date, performance share awards were converted to nonvested restricted stock based on certain performance factors.

At September 30, 2016, the Company had approximately $163 million of total unrecognized compensation cost related to nonvested restricted stock arrangements granted for continuing operations. That cost is expected to be recognized over a weighted-average period of 2.0 years.

Performance Share Awards

The Plan permits the grant of performance-based share unit ("PSU") awards. The number of PSUs granted is equal to the PSU award value divided by the closing price of the Company's common stock at the grant date. The PSUs are generally contingent on the achievement of pre-determined performance goals over a three-year performance period as well as on the award holder's continuous employment until the vesting date. Each PSU that is earned will be settled with a share of the Company's common stock following the completion of the performance period, unless the award holder elected to defer a portion or all of the award until retirement which would then be settled in cash.

A summary of the status of the Company’s nonvested PSUs at September 30, 2016, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to PSU
Nonvested, September 30, 2015	$42.33	924,388
Vested	30.73	(344,318)
Forfeited	49.73	(21,305)
Nonvested, September 02, 2016	$49.20	558,765
Conversion to nonvested restricted stock *	49.20	(558,765)
Nonvested, September 30, 2016	$—	—

* As of the Amendment Effective Date, PSUs were converted to nonvested restricted stock.